Related Parties - Disclosure of Transactions with Related Parties (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	R 5	R 4
Purchases and services acquired from related parties	76	69
Joint operations
Disclosure of transactions between related parties [line items]
Sales and services rendered to related parties	5	4
Associates
Disclosure of transactions between related parties [line items]
Purchases and services acquired from related parties	R 76	R 69